Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%,
04/15/26 (Call 01/15/26)	$3,586	$3,774,193

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	6,520	6,412,094
2.25%, 06/15/26 (Call 03/15/26)	1,075	1,061,541
2.75%, 02/01/26 (Call 01/01/26)(a)	3,935	3,990,838
3.10%, 05/01/26 (Call 03/01/26)	1,051	1,075,646
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	820	794,547
2.13%, 08/15/26 (Call 05/15/26)	930	938,575
L3Harris Technologies Inc., 3.85%, 12/15/26
(Call 09/15/26)	1,565	1,663,282
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	4,163	4,415,278
Raytheon Technologies Corp., 2.65%, 11/01/26
(Call 08/01/26)(a)	1,069	1,098,141
Teledyne Technologies Inc., 1.60%, 04/01/26
(Call 03/01/26)	1,180	1,147,054
		22,596,996
Agriculture — 1.7%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	1,376	1,395,553
4.40%, 02/14/26 (Call 12/14/25)(a)	1,975	2,129,169
Archer-Daniels-Midland Co., Class C, 2.50%, 08/11/26
(Call 05/11/26)(a)	2,461	2,516,446
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	2,451	2,495,216
BAT International Finance PLC, 1.67%, 03/25/26
(Call 02/25/26)	2,773	2,674,697
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	1,985	2,056,063
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,215	2,102,744
2.75%, 02/25/26 (Call 11/25/25)	1,790	1,834,392
		17,204,280
Airlines — 0.3%
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	1,361	1,397,883
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	177	183,666
Series 2014-2, Class A, 3.75%, 03/03/28	547	570,207
Series 2020-1, Class B, 4.88%, 07/15/27	488	501,136
		2,652,892
Apparel — 0.3%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	2,442	2,503,758

Auto Manufacturers — 1.4%
American Honda Finance Corp.
1.30%, 09/09/26(a)	1,210	1,171,558
2.30%, 09/09/26	1,244	1,256,229
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	2,085	1,994,845
1.50%, 06/10/26 (Call 05/10/26)(a)	380	364,591
4.00%, 10/06/26 (Call 07/06/26)	2,337	2,468,269
5.25%, 03/01/26 (Call 12/01/25)	1,830	2,011,261
PACCAR Financial Corp., 1.10%, 05/11/26	810	785,295
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	1,874	1,829,961

	Par
Security	(000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
0.80%, 01/09/26	$1,174	$1,125,103
1.13%, 06/18/26(a)	985	953,342
		13,960,454
Banks — 24.0%
Banco Santander SA, 1.85%, 03/25/26(a)	1,517	1,477,133
Bank of America Corp.
3.50%, 04/19/26	4,797	5,061,075
4.25%, 10/22/26(a)	4,151	4,486,069
4.45%, 03/03/26(a)	3,844	4,153,980
6.22%, 09/15/26	395	458,800
Bank of Montreal, 1.25%, 09/15/26	3,515	3,374,224
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	464	444,512
1.05%, 10/15/26 (Call 09/15/26)	1,662	1,592,262
2.45%, 08/17/26 (Call 05/17/26)	2,150	2,193,989
2.80%, 05/04/26 (Call 02/04/26)	2,050	2,115,252
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,980	1,900,840
1.30%, 09/15/26 (Call 06/15/26)	1,725	1,657,639
1.35%, 06/24/26	685	662,875
2.70%, 08/03/26	2,612	2,671,580
Barclays PLC
4.38%, 01/12/26	5,313	5,685,123
5.20%, 05/12/26	4,027	4,405,095
BPCE SA, 3.38%, 12/02/26	1,609	1,689,691
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26	2,465	2,361,100
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)(a)	5,545	5,747,282
3.40%, 05/01/26	2,979	3,129,320
3.70%, 01/12/26	1,586	1,681,477
4.30%, 11/20/26	2,317	2,507,434
4.60%, 03/09/26(a)	2,653	2,875,985
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	1,432	1,516,488
Citizens Financial Group Inc., 2.85%, 07/27/26
(Call 04/27/26)	1,607	1,642,242
Cooperatieve Rabobank U.A., 3.75%, 07/21/26	3,570	3,744,644
Credit Suisse AG/New York NY, 1.25%, 08/07/26	3,560	3,391,754
Credit Suisse Group AG, 4.55%, 04/17/26(a)	4,046	4,362,478
Deutsche Bank AG, 4.10%, 01/13/26(a)	772	814,429
Deutsche Bank AG/New York NY
1.69%, 03/19/26	1,645	1,608,777
4.10%, 01/13/26(a)	760	799,756
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	1,989	2,071,882
4.25%, 03/13/26	835	895,913
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	2,328	2,466,469
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	5,686	5,918,046
3.75%, 02/25/26 (Call 11/25/25)(a)	3,821	4,035,702
HSBC Holdings PLC
3.90%, 05/25/26	4,125	4,363,961
4.30%, 03/08/26	5,053	5,424,446
4.38%, 11/23/26	2,836	3,027,345
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)(a)	4,877	5,033,210
3.20%, 06/15/26 (Call 03/15/26)(a)	2,789	2,900,253
3.30%, 04/01/26 (Call 01/01/26)(a)	3,655	3,816,697
4.13%, 12/15/26	3,775	4,079,341

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
7.63%, 10/15/26	$1,547	$1,906,879
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	2,020	2,110,233
Lloyds Banking Group PLC, 4.65%, 03/24/26	3,629	3,907,635
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	2,353	2,392,554
3.85%, 03/01/26	5,080	5,388,305
Mizuho Financial Group Inc., 2.84%, 09/13/26	2,632	2,682,034
Morgan Stanley
3.13%, 07/27/26	5,357	5,541,442
3.88%, 01/27/26(a)	5,825	6,180,092
4.35%, 09/08/26	3,985	4,308,462
6.25%, 08/09/26	1,573	1,832,812
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	2,173	2,225,261
3.38%, 01/14/26(a)	2,369	2,505,644
Natwest Group PLC, 4.80%, 04/05/26	3,506	3,819,542
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	2,036	1,969,952
2.60%, 07/23/26 (Call 05/23/26)	2,686	2,762,417
Royal Bank of Canada
0.88%, 01/20/26	600	574,146
1.15%, 07/14/26	610	586,338
1.20%, 04/27/26	2,830	2,727,214
1.40%, 11/02/26	1,620	1,564,790
4.65%, 01/27/26(a)	2,154	2,355,399
Santander Holdings USA Inc., 3.24%, 10/05/26
(Call 08/05/26)	2,515	2,574,103
State Street Corp., 2.65%, 05/19/26(a)	2,386	2,466,814
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,219	1,163,024
1.40%, 09/17/26	2,707	2,595,526
2.63%, 07/14/26	3,720	3,783,128
3.01%, 10/19/26	1,952	2,015,655
3.78%, 03/09/26	2,803	2,972,021
SVB Financial Group, 1.80%, 10/28/26 (Call 09/28/26)	275	269,750
Toronto-Dominion Bank (The)
0.75%, 01/06/26	1,027	979,963
1.20%, 06/03/26	1,490	1,435,898
1.25%, 09/10/26	2,900	2,784,435
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	2,129	2,221,335
3.80%, 10/30/26 (Call 09/30/26)	1,973	2,109,867
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)(a)	2,559	2,664,303
Series V, 2.38%, 07/22/26 (Call 06/22/26)	3,380	3,442,293
Wachovia Corp., 7.57%, 08/01/26(a)(b)	670	822,244
Wells Fargo & Co.
3.00%, 04/22/26	5,663	5,825,018
3.00%, 10/23/26	5,817	5,981,214
4.10%, 06/03/26	4,291	4,583,432
Westpac Banking Corp.
1.15%, 06/03/26	955	923,590
2.70%, 08/19/26	2,367	2,439,288
2.85%, 05/13/26	3,425	3,549,293
		239,189,915
Beverages — 1.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	5,557	5,887,475
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26
(Call 02/09/22)	2,454	2,621,535

	Par
Security	(000)	Value

Beverages (continued)
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	$1,699	$1,805,969
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	1,307	1,320,919
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	4,001	4,120,590
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)(a)	2,020	2,067,228
2.85%, 02/24/26 (Call 11/24/25)	1,516	1,572,880
		19,396,596
Biotechnology — 0.9%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)(a)	2,845	2,906,082
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	5,296	5,594,324
		8,500,406
Building Materials — 0.3%
Johnson Controls International PLC, 3.90%, 02/14/26
(Call 11/14/25)	1,109	1,179,288
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	1,362	1,420,335
		2,599,623
Chemicals — 1.1%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26
(Call 07/05/26)	492	471,356
Dow Chemical Co. (The), 3.63%, 05/15/26
(Call 03/15/26)(a)	2,255	2,379,994
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	1,197	1,239,553
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	1,647	1,705,337
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)	1,351	1,415,132
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)(a)	1,271	1,365,753
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	500	482,030
Sherwin-Williams Co. (The), 3.95%, 01/15/26
(Call 10/15/25)	675	719,523
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	1,533	1,614,096
		11,392,774
Commercial Services — 0.8%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	2,850	2,714,910
4.80%, 04/01/26 (Call 01/01/26)	1,489	1,613,674
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(c)	553	532,395
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)(a)	3,324	3,409,892
		8,270,871
Computers — 4.7%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	2,208	2,119,084
2.05%, 09/11/26 (Call 07/11/26)	3,487	3,504,574
2.45%, 08/04/26 (Call 05/04/26)	3,357	3,432,130
3.25%, 02/23/26 (Call 11/23/25)	4,779	5,011,546
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)(c)	395	379,303
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	3,133	3,445,391
6.02%, 06/15/26 (Call 03/15/26)	8,139	9,236,544
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	825	799,499
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	935	889,241
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%,
04/10/26 (Call 03/10/26)	170	166,029
Hewlett Packard Enterprise Co., 1.75%, 04/01/26
(Call 03/01/26)	2,104	2,060,090
HP Inc., 1.45%, 06/17/26	525	506,048
International Business Machines Corp.
3.30%, 05/15/26	5,930	6,204,381
3.45%, 02/19/26(a)	3,195	3,356,379
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(c)	860	822,470

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a) $	4,290	$4,504,843
		46,437,552
Cosmetics & Personal Care — 0.5%
Procter & Gamble Co. (The)
1.00%, 04/23/26(a)	604	586,037
2.45%, 11/03/26	1,983	2,039,654
2.70%, 02/02/26	1,045	1,085,943
Unilever Capital Corp., 2.00%, 07/28/26	1,631	1,627,918
		5,339,552
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,138	2,065,500
2.45%, 10/29/26 (Call 09/29/26)	6,400	6,287,680
4.45%, 04/03/26 (Call 02/03/26)	1,115	1,182,926
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	1,595	1,529,956
2.88%, 01/15/26 (Call 12/15/25)	2,282	2,298,316
3.75%, 06/01/26 (Call 04/01/26)	2,197	2,287,714
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	1,501	1,576,350
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	1,290	1,263,568
3.13%, 05/20/26 (Call 04/20/26)	2,507	2,609,336
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	1,285	1,328,677
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)(a)	1,380	1,492,746
Capital One Financial Corp., 3.75%, 07/28/26
(Call 06/28/26)	3,652	3,819,809
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	2,029	1,950,052
1.15%, 05/13/26 (Call 04/13/26)	1,390	1,345,173
3.45%, 02/13/26 (Call 11/13/25)	605	639,062
Discover Financial Services, 4.50%, 01/30/26
(Call 11/30/25)	1,411	1,519,012
Invesco Finance PLC, 3.75%, 01/15/26	802	852,767
Legg Mason Inc., 4.75%, 03/15/26	1,030	1,131,517
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	2,019	2,115,629
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	1,507	1,607,442
Nomura Holdings Inc., 1.65%, 07/14/26	2,165	2,081,301
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	1,516	1,570,227
Western Union Co. (The), 1.35%, 03/15/26
(Call 02/15/26)(a)	905	870,293
		43,425,053
Electric — 5.0%
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)	680	705,378
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	840	803,872
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	621	651,584
Baltimore Gas & Electric Co., 2.40%, 08/15/26
(Call 05/15/26)(a)	346	350,623
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)(a)	235	247,786
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%,
09/01/26 (Call 06/01/26)	221	224,909
CenterPoint Energy Inc., 1.45%, 06/01/26 (Call 05/01/26)	690	667,285
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)(a)	1,142	1,198,655
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	1,031	1,060,662
Commonwealth Edison Co., 2.55%, 06/15/26
(Call 03/15/26)	1,195	1,222,772
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)(a)	465	450,901

	Par
Security	(000)	Value

Electric (continued)
Series D, 2.85%, 08/15/26 (Call 05/15/26)	$693	$710,346
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)(a)	1,721	1,763,491
Duke Energy Carolinas LLC, 2.95%, 12/01/26
(Call 09/01/26)	1,319	1,373,105
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	3,046	3,107,377
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	2,146	2,240,832
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	900	948,870
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)(a)	988	1,043,012
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	1,758	1,806,978
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	970	975,073
Evergy Kansas Central Inc., 2.55%, 07/01/26
(Call 04/01/26)	395	403,283
Eversource Energy, Series U, 1.40%, 08/15/26
(Call 07/15/26)	985	948,998
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)(a)	1,567	1,641,480
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	2,464	2,529,740
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	477	495,412
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	1,035	1,076,359
National Rural Utilities Cooperative Finance Corp., 1.00%,
06/15/26 (Call 05/15/26)	665	636,571
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	911	907,957
3.15%, 01/01/26	3,561	3,570,152
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	1,873	1,929,771
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(a)	1,054	1,014,454
2.25%, 09/15/26 (Call 06/15/26)	1,098	1,105,214
San Diego Gas & Electric Co., 2.50%, 05/15/26
(Call 02/15/26)	1,375	1,400,767
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)(a)	766	781,481
Southern California Edison Co., Series 2020-C, 1.20%,
02/01/26 (Call 01/01/26)	986	947,221
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)(a)	2,892	3,003,863
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)(a)	438	417,786
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	992	1,012,812
Series N, 1.65%, 03/15/26 (Call 02/15/26)	975	951,814
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	565	587,820
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,430	1,479,235
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	1,225	1,280,933
		49,676,634
Electrical Components & Equipment — 0.3%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)	1,778	1,686,860
Vontier Corp, 1.80%, 04/01/26	1,230	1,182,116
		2,868,976
Electronics — 1.2%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	647	670,111
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	1,533	1,644,050
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	1,215	1,272,008
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	1,982	2,061,141
Honeywell International Inc., 2.50%, 11/01/26
(Call 08/01/26)(a)	2,908	2,984,568
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	1,030	1,071,076
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	1,045	1,019,753
TD SYNNEX Corp., 1.75%, 08/09/26 (Call 07/09/26)(a)(c)	455	438,761

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
Tyco Electronics Group SA, 3.70%, 02/15/26
(Call 11/15/25)	$295	$311,700
		11,473,168
Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)(a)	1,819	1,866,440

Food — 1.5%
Bestfoods, Series E, 7.25%, 12/15/26(a)	45	55,661
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	355	374,688
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	1,016	1,036,960
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,463	1,521,666
Kellogg Co., 3.25%, 04/01/26(a)	2,072	2,154,383
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	1,900	1,934,238
3.50%, 02/01/26 (Call 11/01/25)	1,826	1,920,989
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)	733	696,738
Mondelez International Inc., 3.63%, 02/13/26
(Call 12/13/25)	1,375	1,457,706
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	2,351	2,448,308
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	1,563	1,660,688
		15,262,025
Gas — 0.4%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	1,507	1,652,335
Southern California Gas Co., Series TT, 2.60%, 06/15/26
(Call 03/15/26)	1,070	1,093,850
Southern Co. Gas Capital Corp., 3.25%, 06/15/26
(Call 03/15/26)	715	742,485
		3,488,670
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 03/01/26
(Call 01/01/26)	1,335	1,401,977

Health Care - Products — 1.2%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)(a)	3,325	3,602,538
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)(a)	1,380	1,404,205
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	2,066	2,183,204
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)(a)	2,640	2,778,072
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26
(Call 12/15/25)	1,776	1,821,785
		11,789,804
Health Care - Services — 1.1%
Anthem Inc., 1.50%, 03/15/26 (Call 02/15/26)(a)	1,730	1,693,428
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)	3,107	3,397,007
Laboratory Corp. of America Holdings, 1.55%, 06/01/26
(Call 05/01/26)	760	737,436
Providence St Joseph Health Obligated Group, Series H,
2.75%, 10/01/26 (Call 07/01/26)	420	432,361
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	1,043	1,090,540
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	555	537,573
1.25%, 01/15/26	837	817,715
3.10%, 03/15/26	1,495	1,565,489
Universal Health Services Inc., 1.65%, 09/01/26
(Call 08/01/26)(c)	890	857,987
		11,129,536
Holding Companies - Diversified — 2.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	2,159	2,082,982
3.88%, 01/15/26 (Call 12/15/25)	2,095	2,159,882

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	$520	$496,200
2.95%, 03/10/26 (Call 02/10/26)	705	691,238
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(c)	335	325,268
Blackstone Private Credit Fund, 2.63%, 12/15/26
(Call 11/15/26)(c)	2,410	2,288,608
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)	1,255	1,234,544
3.63%, 01/15/26 (Call 12/15/25)(a)	1,367	1,402,050
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	2,053	2,047,190
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	933	942,115
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	1,060	1,021,236
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	1,355	1,328,279
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	2,005	1,995,677
4.25%, 01/15/26 (Call 12/15/25)	1,232	1,274,233
OWL Rock Core Income Corp., 3.13%, 09/23/26
(Call 08/23/26)(c)	65	61,651
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	695	680,947
3.71%, 01/22/26 (Call 12/22/25)	803	802,631
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26
(Call 07/01/26)(a)	551	536,029
		21,370,760
Home Builders — 0.4%
DR Horton Inc., 1.30%, 10/15/26 (Call 09/15/26)	750	716,062
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	1,228	1,356,805
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	1,380	1,539,459
		3,612,326
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	1,253	1,304,160

Insurance — 3.3%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	1,137	1,098,183
2.88%, 10/15/26 (Call 07/15/26)	1,137	1,177,921
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	1,103	1,164,404
American Financial Group Inc./OH, 3.50%, 08/15/26
(Call 05/15/26)	1,026	1,076,541
American International Group Inc., 3.90%, 04/01/26
(Call 01/01/26)	3,108	3,303,524
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	1,070	1,152,989
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	5,511	5,765,057
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	535	563,580
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	1,177	1,275,279
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)	861	930,164
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	1,230	1,303,345
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(a)	1,708	1,824,059
Manulife Financial Corp., 4.15%, 03/04/26	2,410	2,587,954
Marsh & McLennan Companies Inc., 3.75%, 03/14/26
(Call 12/14/25)(a)	1,740	1,856,128
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	30	37,045
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	1,082	1,148,424
Principal Financial Group Inc., 3.10%, 11/15/26
(Call 08/15/26)	988	1,023,558
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	1,757	1,732,314
Reinsurance Group of America Inc., 3.95%, 09/15/26
(Call 06/15/26)	910	971,916

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	$186	$220,776
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	991	1,068,080
Voya Financial Inc., 3.65%, 06/15/26(a)	1,095	1,160,591
		32,441,832
Internet — 1.3%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	4,777	4,819,181
Amazon.com Inc., 1.00%, 05/12/26 (Call 04/12/26)(a)	1,160	1,125,919
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)	455	442,460
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	2,338	2,476,526
eBay Inc., 1.40%, 05/10/26 (Call 04/10/26)	2,010	1,943,228
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	1,397	1,530,791
JD.com Inc., 3.88%, 04/29/26(a)	823	868,767
		13,206,872
Iron & Steel — 0.6%
ArcelorMittal SA, 4.55%, 03/11/26	1,245	1,319,264
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 02/28/22)	1,120	1,151,797
Vale Overseas Ltd., 6.25%, 08/10/26	3,097	3,542,039
		6,013,100
Lodging — 0.6%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	1,159	1,245,079
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	1,767	1,777,637
Marriott International Inc./MD, Series R, 3.13%, 06/15/26
(Call 03/15/26)	2,198	2,253,807
Sands China Ltd., 3.80%, 01/08/26 (Call 12/08/25)	815	797,877
		6,074,400
Machinery — 1.1%
Caterpillar Financial Services Corp.
0.90%, 03/02/26(a)	748	719,157
1.15%, 09/14/26(a)	390	376,369
2.40%, 08/09/26(a)	805	821,197
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	760	728,810
1.88%, 01/15/26 (Call 12/15/25)	675	666,299
John Deere Capital Corp.
0.70%, 01/15/26(a)	606	581,166
1.05%, 06/17/26(a)	1,077	1,041,868
1.30%, 10/13/26(a)	45	43,776
2.25%, 09/14/26	1,411	1,427,396
2.65%, 06/10/26	767	789,742
Westinghouse Air Brake Technologies Corp., 3.45%,
11/15/26 (Call 08/15/26)(a)	1,729	1,792,765
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	1,420	1,482,594
		10,471,139
Manufacturing — 0.6%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)	1,541	1,558,059
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	2,404	2,482,659
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	747	794,367
Trane Technologies Luxembourg Finance SA, 3.50%,
03/21/26 (Call 01/21/26)(a)	994	1,043,163
		5,878,248
Media — 1.8%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	4,101	4,280,870
Discovery Communications LLC, 4.90%, 03/11/26
(Call 12/11/25)	2,097	2,277,153
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)(a)	680	728,450
TCI Communications Inc., 7.88%, 02/15/26	1,174	1,425,647
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	1,124	1,172,006

	Par
Security	(000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	$1,676	$1,659,139
3.00%, 02/13/26	1,111	1,151,574
ViacomCBS Inc., 4.00%, 01/15/26 (Call 10/15/25)(a)	2,183	2,317,364
Walt Disney Co. (The)
1.75%, 01/13/26	2,107	2,086,541
3.38%, 11/15/26 (Call 08/15/26)	1,231	1,297,683
		18,396,427
Mining — 0.0%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	165	192,519

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26
(Call 11/01/26)	705	702,208

Oil & Gas — 3.9%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	2,320	2,405,422
3.41%, 02/11/26 (Call 12/11/25)	2,018	2,115,167
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	4,323	4,492,246
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	2,784	3,084,728
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	1,544	1,596,897
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	2,046	2,207,348
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	2,592	2,625,877
3.04%, 03/01/26 (Call 12/01/25)	4,732	4,917,069
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	2,135	2,346,856
Marathon Petroleum Corp., 5.13%, 12/15/26
(Call 09/15/26)	1,452	1,625,717
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	1,380	1,507,484
Phillips 66, 1.30%, 02/15/26 (Call 01/15/26)	1,286	1,237,106
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	244	233,586
4.45%, 01/15/26 (Call 10/15/25)(a)	1,140	1,225,967
Shell International Finance BV
2.50%, 09/12/26	2,030	2,074,843
2.88%, 05/10/26	3,041	3,160,633
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	2,242	2,333,272
		39,190,218
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
2.06%, 12/15/26 (Call 11/15/26)	100	98,860

Packaging & Containers — 0.6%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	2,032	2,134,494
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(a)	1,976	1,909,073
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	1,956	2,141,605
		6,185,172
Pharmaceuticals — 4.8%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	6,921	7,104,960
3.20%, 05/14/26 (Call 02/14/26)	2,943	3,046,917
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	330	319,800
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)	2,217	2,110,030
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	4,102	4,302,219
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	1,260	1,217,702
4.50%, 02/25/26 (Call 11/27/25)	2,806	3,042,714
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)(a)	3,078	3,153,319

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.00%, 08/15/26 (Call 06/15/26)	$1,991	$2,054,373
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	4,256	4,358,229
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)	1,060	1,015,173
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)(a)	944	906,287
Pfizer Inc.
2.75%, 06/03/26(a)	2,971	3,088,384
3.00%, 12/15/26(a)	2,736	2,879,038
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	5,177	5,368,238
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	3,987	4,208,877
		48,176,260
Pipelines — 2.8%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	665	748,870
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	715	692,056
4.25%, 12/01/26 (Call 09/01/26)	2,182	2,350,276
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	1,210	1,267,172
4.75%, 01/15/26 (Call 10/15/25)	2,328	2,501,366
Enterprise Products Operating LLC, 3.70%, 02/15/26
(Call 11/15/25)(a)	2,290	2,416,271
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)	245	238,711
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)	536	588,244
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)	3,311	3,227,993
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)(a)	1,568	1,767,089
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)	780	813,337
Plains All American Pipeline LP/PAA Finance Corp., 4.50%,
12/15/26 (Call 09/15/26)	1,280	1,375,949
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26
(Call 12/31/25)	2,614	2,948,487
Spectra Energy Partners LP, 3.38%, 10/15/26
(Call 07/15/26)	1,398	1,455,010
TransCanada PipeLines Ltd., 4.88%, 01/15/26
(Call 10/15/25)	2,156	2,357,974
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26
(Call 11/01/25)(a)	2,264	2,716,506
Valero Energy Partners LP, 4.38%, 12/15/26
(Call 09/15/26)	675	729,142
		28,194,453
Real Estate — 0.2%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	1,956	2,147,316

Real Estate Investment Trusts — 5.9%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	1,170	1,249,080
4.30%, 01/15/26 (Call 10/15/25)	585	631,484
American Campus Communities Operating Partnership LP,
3.30%, 07/15/26 (Call 05/15/26)(a)	1,292	1,346,716
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)(a)	315	302,586
1.60%, 04/15/26 (Call 03/15/26)	485	469,984
3.38%, 10/15/26 (Call 07/15/26)	1,937	2,014,984
4.40%, 02/15/26 (Call 11/15/25)	1,547	1,661,060
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	746	768,962
2.95%, 05/11/26 (Call 02/11/26)	917	951,727
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,459	1,485,408
3.65%, 02/01/26 (Call 11/03/25)(a)	2,533	2,669,883

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 4.13%, 06/15/26
(Call 03/15/26)	$615	$655,264
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)	757	753,737
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	675	636,896
3.70%, 06/15/26 (Call 03/15/26)	1,582	1,661,116
4.45%, 02/15/26 (Call 11/15/25)	1,953	2,098,381
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	560	578,978
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	658	687,669
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	700	734,181
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	1,634	1,576,712
2.90%, 11/18/26 (Call 09/18/26)	1,417	1,445,028
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	1,358	1,400,818
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	1,007	1,051,620
Federal Realty Investment Trust, 1.25%, 02/15/26
(Call 01/15/26)(a)	481	463,636
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26
(Call 01/15/26)	2,082	2,250,684
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26
(Call 05/01/26)(a)	1,602	1,683,446
Healthpeak Properties Inc., 3.25%, 07/15/26
(Call 05/15/26)	1,597	1,665,096
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26
(Call 11/01/25)	730	773,457
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)	875	893,113
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	495	523,047
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,112	1,169,791
Mid-America Apartments LP, 1.10%, 09/15/26
(Call 08/15/26)	235	222,827
National Retail Properties Inc., 3.60%, 12/15/26
(Call 09/15/26)	585	614,039
Office Properties Income Trust, 2.65%, 06/15/26
(Call 05/15/26)	870	848,320
Omega Healthcare Investors Inc., 5.25%, 01/15/26
(Call 10/15/25)	1,091	1,192,310
Prologis LP, 3.25%, 10/01/26 (Call 07/01/26)	1,005	1,055,341
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	1,338	1,284,119
1.50%, 11/09/26 (Call 10/09/26)(a)	250	245,058
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	685	652,236
4.13%, 10/15/26 (Call 07/15/26)	1,068	1,158,385
4.88%, 06/01/26 (Call 03/01/26)	1,399	1,549,113
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,355	1,464,904
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	1,635	1,713,742
3.30%, 01/15/26 (Call 10/15/25)	1,672	1,744,063
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	146	153,170
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	155	167,716
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	614	625,113
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	1,220	1,251,720
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)(a)	1,211	1,258,544
4.13%, 01/15/26 (Call 10/15/25)	1,118	1,193,890
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	830	816,886
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	1,903	2,052,252
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	708	762,728
		58,281,020

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail — 2.5%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)(a)	$1,292	$1,338,408
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	2,415	2,440,937
3.00%, 04/01/26 (Call 01/01/26)	2,681	2,804,648
Lowe's Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)(a)	3,048	3,115,056
McDonald's Corp., 3.70%, 01/30/26 (Call 10/30/25)	3,729	3,955,611
O'Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	1,874	1,971,167
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	1,104	1,052,333
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)(a)	1,756	1,788,767
Target Corp., 2.50%, 04/15/26(a)	1,944	2,002,786
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	2,791	2,835,042
Walgreens Boots Alliance Inc., 3.45%, 06/01/26
(Call 03/01/26)(a)	668	699,423
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)	425	445,515
		24,449,693
Semiconductors — 2.5%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	2,608	2,776,790
Broadcom Inc.
3.46%, 09/15/26 (Call 07/15/26)(a)	2,011	2,093,391
4.25%, 04/15/26 (Call 02/15/26)	2,476	2,645,655
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)(a)	2,756	2,840,526
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	2,281	2,437,796
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	1,605	1,555,935
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	1,295	1,413,855
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)(a)	2,690	2,837,789
NXP BV/NXP Funding LLC, 5.35%, 03/01/26
(Call 01/01/26)(c)	1,240	1,376,450
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26
(Call 04/18/26)(c)	1,689	1,787,604
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	1,658	1,619,999
Texas Instruments Inc., 1.13%, 09/15/26 (Call 08/15/26)	525	509,696
TSMC Arizona Corp., 1.75%, 10/25/26 (Call 09/25/26)(a)	505	496,657
		24,392,143
Software — 3.5%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	1,764	1,859,591
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	1,752	1,832,101
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	1,566	1,514,667
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	1,630	1,788,469
Fidelity National Information Services Inc., 1.15%, 03/01/26
(Call 02/01/26)	1,191	1,139,823
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)(a)	4,100	4,250,552
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	7,192	7,363,961
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	5,003	4,843,104
2.65%, 07/15/26 (Call 04/15/26)	5,551	5,588,913
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)(a)	1,976	2,099,500
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	2,915	2,793,765
		35,074,446
Telecommunications — 2.7%
AT&T Inc.
1.70%, 03/25/26 (Call 03/25/23)	4,045	3,953,664
2.95%, 07/15/26 (Call 04/15/26)	1,271	1,304,249
3.88%, 01/15/26 (Call 10/15/25)(a)	1,016	1,078,057
4.13%, 02/17/26 (Call 11/17/25)(a)	3,440	3,692,358
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	3,180	3,279,693
2.95%, 02/28/26	1,906	1,991,122

	Par/
	Shares
Security	(000)	Value

Telecommunications (continued)
Rogers Communications Inc., 2.90%, 11/15/26
(Call 08/15/26)(a)	$1,413	$1,449,569
T-Mobile USA Inc., 1.50%, 02/15/26 (Call 01/15/26)	2,190	2,120,599
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	3,895	3,802,416
2.63%, 08/15/26	4,065	4,130,243
		26,801,970
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	1,491	1,561,062

Transportation — 1.3%
Canadian National Railway Co., 2.75%, 03/01/26
(Call 12/01/25)	1,404	1,446,134
Canadian Pacific Railway Co., 1.75%, 12/02/26
(Call 11/02/26)	160	157,022
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)(a)	1,436	1,471,512
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	2,277	2,389,734
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	1,441	1,535,832
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	1,685	1,742,964
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	360	351,389
2.90%, 12/01/26 (Call 10/01/26)	1,248	1,277,079
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	890	915,365
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)	802	818,056
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)	950	919,078
		13,024,165
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	900	929,844

Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)	60	57,736

Total Corporate Bonds & Notes — 99.0%
(Cost: $992,409,098)	.	984,430,494

Short-Term Investments

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	64,101	64,120,709
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	3,737	3,737,000
		67,857,709
Total Short-Term Investments — 6.8%
(Cost: $67,852,230).		67,857,709

Total Investments in Securities — 105.8%
(Cost: $1,060,261,328).		1,052,288,203

Other Assets, Less Liabilities — (5.8)%.		(57,432,768)

Net Assets—100.0%		$994,855,435

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2022

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

							Change in		Shares
							Unrealized		Held at			Capital Gain
	Value at	Purchases		Proceeds		Net Realized	Appreciation	Value at	01/31/22			Distributions from
Affiliated Issuer	10/31/21	at Cost		from Sales		Gain (Loss)	(Depreciation)	01/31/22	(000)	Income		Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$65,569,882	$—		$(1,438,603	)(a)	$(5,891)	$(4,679)	$64,120,709	64,101	$26,592	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,857,000	880,000	(a)	—		—	—	3,737,000	3,737	34		—
						$(5,891)	$(4,679)	$67,857,709		$26,626		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$984,430,494	$—	$984,430,494
Money Market Funds	67,857,709	—	—	67,857,709
	$67,857,709	$984,430,494	$—	$1,052,288,203